Basis of preparation and accounting policies - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Financial investments	$ 189,027	$ 161,184
FVTPL
Financial instruments
Financial investments	181,000
Amortised cost
Financial instruments
Financial investments	$ 6,500